RESULTS FOR THE YEAR - INCOME TAXES AND DEFERRED INCOME TAXES - Computation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.00%	22.00%	23.50%
Deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate (net)	0.00%	0.20%	(2.90%)
Non-taxable income from the partial divestment of NNIT A/S	(0.00%)	(0.00%)	(1.30%)
Non-taxable income less non-tax-deductible expenses (net)	0.10%	0.10%	0.10%
Others, including adjustment of prior years	(0.40%)	(1.60%)	0.40%
Effective tax rate	21.70%	20.70%	19.80%